DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2021
DISCONTINUED OPERATIONS
Schedule of consolidated statements of cash flows and statements of loss and comprehensive loss

Consolidated statements of cash flows

	Year Ended December 31,
	2021	2020
Net cash used in operating activities	—	(584)
Net cash used in financing activities	—	(74)
Effect of currency translation	—	170
Net cash flows for the year	—	(488)

Consolidated statements of loss and comprehensive loss

	Year Ended December 31,
	2021	2020
Revenue	—	559
Cost of revenue	—	(120)
Gross Profit	—	439
Selling, general and administrative expenses	—	(624)
Operating Loss	—	(185)
Net interest expense and other financing charges	—	(41)
Gain on disposal of discontinued operations	—	136
Loss Before Income Taxes	—	(90)
Income taxes	—	—
Net Loss	—	(90)
Cumulative translation adjustment	—	(95)
Net Comprehensive Loss	—	(185)